Annual Total Returns- JPMorgan Prime Money Market Fund (Institutional Shares) [BarChart] - Institutional Shares - JPMorgan Prime Money Market Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.08%	0.14%	0.04%	0.02%	0.07%	0.48%	1.07%	1.94%	2.28%	0.61%